UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.8%
Alabama 0.2%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,136,360
Southeast Alabama, Gas District Revenue, Supply Project, Series A, 3.98% *, 8/1/2027	3,300,000	3,300,000

		7,436,360
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,169,147
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	5,884,850
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,700,225

5.5%, 7/1/2020 (a)	2,500,000	2,700,225
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,313,500

		19,767,947
Arizona 0.9%
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,176,875
5.25%, 7/1/2017 (a)	10,000,000	10,930,900
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,877,024
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,397,522
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,734,997
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,447,598

		33,564,916
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,070,966
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,710,945

		18,781,911
California 14.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	845,000	1,035,725
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	770,000	890,821
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	607,567
5.5%, 12/1/2015	2,825,000	3,015,207
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	17,545,000	20,050,075
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	751,190
California, Housing Finance Agency Revenue, Home Mortgage, Series C, AMT, 3.95% *, 8/1/2037	2,700,000	2,700,000
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,533,950
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,190,000	1,202,888
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,744,806
Series B, 5.625%, 6/1/2038	37,265,000	40,479,106
Series A-1, 5.75%, 6/1/2047	6,670,000	6,491,644
Series 2003-A-1, 6.75%, 6/1/2039	37,520,000	43,117,234
California, State Department of Water Resources, Power Supply Revenue, Series C-7, 3.87% *, 5/1/2022 (a)	3,000,000	3,000,000
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,116,501
5.0%, 3/1/2017	10,000,000	10,561,100
Series 1, 5.0%, 9/1/2019	12,700,000	13,251,942
5.0%, 6/1/2029 (a)	25,000,000	25,616,500
5.0%, 2/1/2031 (a)	26,975,000	27,440,858
5.125%, 11/1/2024	5,000,000	5,151,400
5.25%, 2/1/2017	17,450,000	18,412,542
6.25%, 10/1/2007 (a)	4,000,000	4,008,400
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (a)	25,000,000	26,066,250
5.0%, 12/1/2031 (a)	13,545,000	13,827,820
California, State Public Works Board, Lease Revenue, Department of Mental Health:

Series A, 5.5%, 6/1/2021	5,275,000	5,621,409
Series A, 5.5%, 6/1/2022	1,400,000	1,489,418
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,326,254
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,321,200
Series C, 5.5%, 6/1/2021	2,500,000	2,653,575
California, State University Revenue:
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,666,000
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,239,600
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	8,168,380
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,361,400
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	13,975,452
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	21,492,216
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,226,450
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,383,680
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,383,680
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	6,855,875
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	4,030,000
Zero Coupon, 9/1/2009	5,425,000	5,009,879
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2019 (a)	20,000,000	20,874,400
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,728,500
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2024 (a)	10,000,000	10,673,300
5.75%, 7/1/2015 (a)	2,000,000	2,249,720
5.75%, 7/1/2016 (a)	17,000,000	19,234,990
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,028,178
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,198,611
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,196,320
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	722,960
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,600,363
San Diego, CA, Water & Sewer Revenue, 5.681%, 4/22/2009 (a)	4,500,000	4,643,100
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,189,968
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,239,400
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	28,679,658
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,593,556
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,445,920
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,536,634

		549,113,572
Colorado 2.8%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,392,350
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,346,770
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,472,605
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	15,381,745
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	5,148,160

Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,538,105
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	21,049,550
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,826,620
Series B, Zero Coupon, 9/1/2034	15,200,000	2,229,536
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,344,342
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,258,150
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	2,941,450
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,707,858

		107,637,241
Connecticut 0.4%
Connecticut, State General Obligation:
Series C, 5.5%, 12/15/2014	5,000,000	5,525,050
Series A, 5.5%, 12/15/2015	5,000,000	5,556,400
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	186,606
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,721,708

		13,989,764
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,129,443
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,175,132
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,258,437
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,535,000

		9,098,012
Florida 2.9%
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,059,990
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,427,487
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,060,820
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,232,220
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,480,134
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,027,560
Prerefunded, 5.25%, 11/15/2028	170,000	174,624
5.25%, 11/15/2028	5,130,000	5,271,383
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,668,360
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,176,440
Jacksonville, FL, Health Facilities Authority, Prerefunded, ETM, 11.5%, 10/1/2012	85,000	115,056
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,215,771
5.5%, 10/1/2016 (a)	6,760,000	7,487,646
5.5%, 10/1/2018 (a)	6,470,000	7,218,126
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	927,288
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	771,690
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,576,756
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,188,430
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	900,000	902,538
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	80,291
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,257,619
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,093,700

Series A, 6.25%, 10/1/2018 (a)	500,000	581,620
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,062,120
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,273,744
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,119,300
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,592,520
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	502,955
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,107,691
5.75%, 10/1/2013 (a)	3,770,000	4,143,268
5.75%, 10/1/2014 (a)	755,000	836,261
Palm Beach County, FL, Airport Systems Revenue, Prerefunded:
5.75%, 10/1/2012 (a)	1,225,000	1,341,841
5.75%, 10/1/2013 (a)	1,230,000	1,360,195
5.75%, 10/1/2014 (a)	245,000	274,175
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	133,062
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,758,750
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,110,776
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,065,580
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	533,855
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,350,643
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,379,194
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	1,985,568
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,540,000	2,569,413

		109,496,460
Georgia 3.9%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,420,794
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,671,249
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,792,646
Atlanta, GA, General Obligation, Series A:
5.0%, 12/1/2017 (a)	6,510,000	6,944,868
5.0%, 12/1/2019 (a)	7,400,000	7,777,104
5.0%, 12/1/2020 (a)	6,675,000	6,986,789
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2018 (a)	21,950,000	23,333,508
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,088,880
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,383,278
Georgia, Main Street National Gas, Inc. Gas Project Revenue:
Series B, 5.0%, 3/15/2019	5,000,000	5,075,750
Series B, 5.0%, 3/15/2020	5,000,000	5,048,650
Series A, 5.0%, 3/15/2020	9,950,000	10,273,076
Series A, 5.0%, 3/15/2022	10,000,000	10,254,800
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013	35,000	37,987
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,583,168
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	214,502
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,299,500
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,699,605
Series W, 6.6%, 1/1/2018 (a)	11,270,000	12,942,243
Georgia, State General Obligation, Series H-1, 4.0% *, 12/1/2026	15,350,000	15,350,000
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	233,612

Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	2,465,000	2,597,987

		150,009,996
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,595,310
Illinois 10.2%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	13,311,200
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,686,679
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,092,822
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,179,113
6.25%, 1/1/2011 (a)	3,000,000	3,159,270
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,405,700
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,527,818
Series A, 6.0%, 1/1/2020 (a)	46,340,000	53,212,222
Series A, 6.25%, 1/1/2009 (a)	6,735,000	6,955,571
Series A, 6.25%, 1/1/2015 (a)	28,725,000	31,982,989
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,289,047
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	7,002,754
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,490,180
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,756,672
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	5,193,348
Zero Coupon, 11/1/2018 (a)	5,165,000	3,125,910
5.375%, 1/1/2013 (a)	3,215,000	3,388,289
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,364,314
Zero Coupon, 12/1/2009 (a)	285,000	261,393
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	21,511,411
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,453,200
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	1,575,000	1,618,769
Illinois, Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 3.96% *, 8/15/2032	2,350,000	2,350,000
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,411,409
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,723,127
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,018,670
6.0%, 8/15/2009 (a)	1,640,000	1,708,601
6.25%, 8/15/2013 (a)	3,400,000	3,672,374
Series A, 6.25%, 1/1/2015 (a)	17,000,000	18,374,280
6.4%, 6/1/2008 (a)	1,350,000	1,376,676
Illinois, Metropolitan Pier and Exposition Authority:
Series A, Zero Coupon, 6/15/2011 (a)	895,000	775,455
Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,507,050
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,519,350
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	13,918,042
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,865,600
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,194,040
6.25%, 12/15/2020 (a)	6,975,000	8,129,711
Series A, 6.5%, 12/15/2007 (a)	4,765,000	4,802,215

Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,437,821
Series P, 6.5%, 6/15/2013	2,100,000	2,260,713
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	6,022,194
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	4,034,362
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,766,050
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,045,000	2,206,207
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	914,358
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,098,253
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,716,160
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,885,529
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,219,041
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,587,870
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,456,251
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,859,181
Rosemont, IL, Capital Appreciation Tax:
Series 3, Zero Coupon, 12/1/2007 (a)	555,000	549,833
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	2,080,491
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,546,880
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,390,000	1,394,518
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,518,939
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	2,022,738
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	9,386,408
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,635,565
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,701,840
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,955,488

		385,571,961
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,082,223
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,903,475
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,097,700
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,033,955
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,859,961
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	962,426
ETM, 6.0%, 7/1/2008 (a)	300,000	305,505
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,018,573
ETM, 6.0%, 7/1/2009 (a)	310,000	322,146
ETM, 6.0%, 7/1/2010 (a)	325,000	344,149
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,188,154
ETM, 6.0%, 7/1/2011 (a)	345,000	371,372
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,280,090
ETM, 6.0%, 7/1/2012 (a)	370,000	403,307
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,367,256

ETM, 6.0%, 7/1/2013 (a)	390,000	429,667
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,475,636
ETM, 6.0%, 7/1/2014 (a)	410,000	455,346
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,572,113
ETM, 6.0%, 7/1/2015 (a)	440,000	492,840
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,679,240
ETM, 6.0%, 7/1/2016 (a)	465,000	524,562
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,791,660
ETM, 6.0%, 7/1/2017 (a)	490,000	554,930
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,909,704
ETM, 6.0%, 7/1/2018 (a)	520,000	590,325
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,632,148
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	4,937,114
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	957,774
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	479,241
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,513,840

		53,536,432
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,598,584
5.5%, 2/15/2016 (a)	6,645,000	7,350,500

		18,949,084
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,064,451
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,198,220
Series II, 5.5%, 11/1/2015	1,000,000	1,107,830
Series II, 5.5%, 11/1/2017	1,000,000	1,116,000
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	12,648,360
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,610,238
5.5%, 9/1/2017 (a)	775,000	824,143

		22,569,242
Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, Prerefunded, 5.6%, 10/1/2012 (a)	4,560,000	4,954,668
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,819,760
Series C, Prerefunded, 5.7%, 10/1/2013 (a)	2,750,000	3,028,960
Series C, 5.7%, 10/1/2013 (a)	5,495,000	5,997,573
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,906,257
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,758,751
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	1,949,968
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,829,193
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,430,726
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,749,880
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,529,255
5.5%, 8/1/2018 (a)	5,000,000	5,562,000
5.5%, 8/1/2019 (a)	6,870,000	7,651,875
5.5%, 8/1/2020 (a)	4,320,000	4,818,139

Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,214,268
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,643,252
5.5%, 8/1/2015	4,000,000	4,390,200
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,697,124

		84,931,849
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,564,274
5.75%, 12/1/2016 (a)	2,465,000	2,707,038
5.75%, 12/1/2017 (a)	2,610,000	2,866,276
5.75%, 12/1/2018 (a)	2,760,000	3,031,004
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,017,690
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,018,310
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,170,000	1,189,270

		14,393,862
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,615,263
Maryland 1.3%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,383,805
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,365,040
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	40,455,800

		48,204,645
Massachusetts 5.6%
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.5%, 7/1/2012 (a)	3,025,000	3,125,612
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	4,164,960
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	19,615,370
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,480,980
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	760,000	805,395
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,755,000	4,883,480
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,055,000	1,363,197
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	5,204,600
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	21,323,100
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,756,000
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	20,547,694
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,500,655
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,461,360
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,373,150
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,236,040
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,179,119

Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,201,320
Massachusetts, State Water Resource Authority:
Prerefunded, Series C, 6.0%, 12/1/2011	6,095,000	6,495,990
Series C, 6.0%, 12/1/2011	3,905,000	4,156,951
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,345,800
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	38,380,298
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,371,464
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, 6.5%, 7/15/2009	2,625,000	2,758,718
Series A, 6.5%, 7/15/2019	13,710,000	15,983,941

		212,715,194
Michigan 1.5%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,053,717
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,074,760
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,550,560
Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	6,405,000	6,309,694
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,924,275
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,161,400
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,303,950
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,136,496
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	11,925,980
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	430,000	430,456
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	7,781,200
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,491,699
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,510,000	1,553,865

		57,698,052
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,670,272
Series A, 5.75%, 7/1/2018	6,760,000	7,686,120

		11,356,392
Mississippi 0.2%
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,638,760
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,688,086
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,125,400
Series A, 5.625%, 2/1/2016	3,125,000	3,320,937
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,291,930
Series B, 5.5%, 7/1/2015	3,500,000	3,863,475
Series B, 5.5%, 7/1/2016	5,065,000	5,611,463
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,412,260
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,737,486

St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	2,925,000	3,202,378
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	3,032,610

		48,286,025
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	490,226
Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,878,512

		5,368,738
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,208,950
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,335,017
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,746,592
Series A, 6.5%, 12/1/2016	1,000,000	1,190,520
Series A, 6.5%, 12/1/2017	4,000,000	4,802,080

		14,283,159
Nevada 1.0%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,564,245
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,143,109
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,141,349
Henderson, NV, Health Care Facility Revenue, Catholic West:
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,479,871
Series A, 5.375%, 7/1/2026	11,590,000	11,857,265
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	4,041,600
7.375%, 1/1/2040	15,000,000	15,089,700

		38,317,139
New Jersey 6.5%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,124,825
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,056,670
5.75%, 6/15/2034	2,455,000	2,553,249
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,381,546
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,117,868
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series K, 5.25%, 12/15/2016 (a)	10,000,000	10,870,200
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,570,600
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,875,000	1,951,106
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,003,960
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	7,960,000	8,522,852
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	25,480,000	29,278,049
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,936,452
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,457,100
Series H, 5.25%, 7/1/2017	14,665,000	15,943,495
New Jersey, State Transportation Trust Fund Authority, Series B, 5.25%, 12/15/2015 (a)	10,000,000	10,915,200
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,116,746

Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,139,030
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 5.0%, 6/1/2041	25,000,000	21,671,250
6.25%, 6/1/2043	18,000,000	20,222,820
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,545,200
Series A, 5.75%, 6/15/2017	8,000,000	8,959,040
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	11,653,730
New Jersey, Turnpike Authority Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	44,286,387

		245,277,375
New Mexico 0.1%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,235,000	2,352,941
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	2,480,000	2,497,658

		4,850,599
New York 6.2%
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,922,613
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,709,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (a)	11,860,000	12,848,412
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,576,309
Series B, 6.0%, 7/1/2014 (a)	7,000,000	7,584,360
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,643,970
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,149,300
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,202,638
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,680,110
Series D, ETM, 7.0%, 7/1/2009 (a)	1,175,000	1,219,074
Series C, 7.5%, 7/1/2010 (a)	3,185,000	3,376,291
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,764,400
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	4,895,145
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,037,256
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,141,810
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 3.95% *, 11/1/2039, Citibank NA (b)	1,500,000	1,500,000
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,069,574
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,725,138
Series A-1, 5.5%, 6/1/2019	6,850,000	7,287,646
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	10,000,000	10,638,900
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	5,000,000	5,322,727
5.5%, 11/15/2018 (a)	5,000,000	5,379,400
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,034,550
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,455,280
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,550,253

New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,571,491
New York & New Jersey, Port Authority Revenue, Special Project - KIAC, Series 4, AMT, 7.0%, 10/1/2007	400,000	400,356
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,453,400
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	18,956,520
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,650,795
Series F, 5.25%, 8/1/2016	5,000,000	5,270,600
Series A, 5.75%, 8/1/2016	6,350,000	6,889,687
New York, NY, General Obligation:
Series J-1, 5.0%, 6/1/2018	4,170,000	4,397,849
Series D, 5.0%, 8/1/2019	6,930,000	7,235,821
Series C, Prerefunded, 5.375%, 11/15/2017 (a)	1,490,000	1,509,623
Series C, 5.375%, 11/15/2017 (a)	3,510,000	3,556,051
Series A, Prerefunded, 6.5%, 5/15/2012	6,230,000	6,743,726
Series A, 6.5%, 5/15/2012	770,000	829,837
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	109,512
Series G, 6.75%, 2/1/2009	1,895,000	1,974,306
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,645,750
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series A, 5.375%, 6/15/2019	25,000,000	26,567,000

		236,476,480
North Carolina 1.5%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,468,295
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,320,922
5.5%, 6/1/2017	3,255,000	3,477,837
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,176,240
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	8,824,708
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,051,850
Series B, 6.0%, 1/1/2022 (a)	18,775,000	21,714,039

		56,033,891
Ohio 2.3%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 4.05% *, 12/1/2032, KBC Bank NV (b)	2,130,000	2,130,000
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,495,903
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,083,360
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,107,799
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,725,105
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	341,783
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,375,117
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,161,680
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,621,260
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,063,440
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,144,689
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,021,770
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,123,840

Cuyahoga County, OH, County General Obligation:
Prerefunded, 5.0%, 12/1/2020	1,000,000	1,039,560
5.65%, 5/15/2018	500,000	560,815
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	932,338
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	75,000	77,825
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	372,838

Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	503,125
5.5%, 7/1/2017	1,000,000	1,013,250
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	556,730
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	3,555,000	3,497,764
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	4,262,674
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,350,546
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	820,120
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	425,762
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	208,090
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	625,000	646,388
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	285,000	285,530
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,122,640
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,377,894
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,125,550
Series B, 6.5%, 10/1/2020	2,250,000	2,670,818
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,058,690
Series A, 6.0%, 12/1/2017	1,060,000	1,122,211
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,328,825
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,302,235
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	542,897
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,671,399
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,051,396
Series A, 5.5%, 10/1/2018 (a)	3,695,000	3,949,844
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,888,785
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,064,000
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,049,310
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,703,162
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,650,000	3,675,878
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	524,205
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,025,330
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	145,000	154,487
6.6%, 12/1/2016 (a)	200,000	232,792
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	726,070

		86,317,519
Oklahoma 0.8%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,420,000	2,520,769

Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	26,393,025

		28,913,794
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,871,180
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,525,965
5.75%, 11/15/2016	3,140,000	3,339,044

		7,736,189
Pennsylvania 2.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,330,250
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,128,520
5.5%, 3/1/2016 (a)	1,000,000	1,064,600
5.5%, 3/1/2017 (a)	1,000,000	1,064,940
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,077,020
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	95,000	95,808
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,024,650
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,431,196
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,046,450
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,041,750
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	895,252
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,944,080
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,802,860
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,539,922
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	4,956,559
Pennsylvania, State General Obligation, 6.25%, 7/1/2010	1,000,000	1,068,630
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,151,980
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,020,225
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,900,710
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,069,710
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,584,525
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	115,000	128,130
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	5,120,000	5,298,022
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	4,048,815

		83,714,604
Puerto Rico 0.3%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,620,892
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,130,110
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,091,739

		12,842,741
Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,103,474
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,736,900
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,117,233
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,377,860

Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,146,960

		37,482,427
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,921,530
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,348,644
5.5%, 1/1/2012 (a)	2,810,000	2,998,467
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	504,687
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,008,632
Series C, 7.0%, 8/1/2030	855,000	992,330
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,082,165
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,783,273
6.75%, 1/1/2019 (a)	2,065,000	2,491,175
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,740,033

		36,870,936
Tennessee 0.8%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,343,781
5.75%, 1/1/2014 (a)	2,000,000	2,187,560
6.25%, 1/1/2013 (a)	4,000,000	4,429,160
7.25%, 1/1/2009 (a)	3,750,000	3,918,225
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,749,766

		30,628,492
Texas 6.3%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,285,523
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875% **, 4/1/2027	21,615,000	16,874,398
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,136,320
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	11,040,567
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,144,450
Zero Coupon, 2/1/2016	3,285,000	2,292,306
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,381,244
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,834,600
Series A, Zero Coupon, 2/15/2013	8,840,000	7,113,813
Series A, Zero Coupon, 2/15/2014	6,000,000	4,612,080
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	970,000	385,274
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,928,102
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,516,593
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,186,690
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.875%, 8/15/2026	1,320,000	1,358,082
6.875%, 8/15/2026	1,560,000	1,592,978
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	18,025,540
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,465,840
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,523,900

Series A, 5.25%, 5/15/2022 (a)	30,000,000	31,413,300
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	13,525,308
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,410,150
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,544,641
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,661,200
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,468,500
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,425,723
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,503,048
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,302,342
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,502,175
5.5%, 2/15/2014	1,265,000	1,333,955
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	78,058
Zero Coupon, 9/1/2017 (a)	5,880,000	3,798,715
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	12,448,758
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	256,676
Texas, Other General Obligation, 7.0%, 9/15/2012	5,605,587	5,655,140
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025	10,000,000	10,423,800
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,379,082
5.5%, 8/15/2015 (a)	3,435,000	3,713,373
5.5%, 8/15/2017 (a)	4,060,000	4,389,023
Texas, Water & Sewer Revenue, Water Development Board, Series A, 5.625%, 7/15/2015	1,000,000	1,049,030
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,397,311
Zero Coupon, 8/15/2013	2,060,000	1,624,310

		238,001,918
Utah 0.7%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.95% *, 5/15/2036	2,450,000	2,450,000
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,230,000	1,544,622
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,301
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,609,290
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,491
Utah, State General Obligation, Series A, 5.0%, 7/1/2016	20,000,000	21,559,800

		27,730,504
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,131,776
5.375%, 7/1/2014 (a)	5,055,000	5,404,402

		10,536,178
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,637,190
Virginia 0.9%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,169,000
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,735,095
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,259,275

Virginia, State Public School Authority, School Financing 1997 Resolution, Series C, 5.0%, 8/1/2015	5,335,000	5,732,351
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	4,800,000	4,156,224
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,194,880
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,191,283

		35,438,108
Washington 2.7%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	9,616,625
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,216,060
Clark County, WA, General Obligation Hockinson School District No. 98:
6.125%, 12/1/2011 (a)	1,515,000	1,625,701
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,799,520
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,313,819
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,722,237
King County, WA, County General Obligation:
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,037,038
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,071,513
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,410,120
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,907,294
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,237,147
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,762,650
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,347,510
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,861,425
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	11,930,352
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2, ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,290,777
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,255,482
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,624,726
Series B, 7.25%, 7/1/2009 (a)	5,540,000	5,770,132
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,373,446
5.8%, 11/1/2008 (a)	4,865,000	4,978,938
5.8%, 11/1/2009 (a)	4,595,000	4,787,255
5.8%, 11/1/2010 (a)	2,100,000	2,224,845
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	3,029,380

		102,193,992
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	624,114
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,638,155

		3,262,269
Wisconsin 2.0%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	186,850
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,505,940
6.0%, 11/15/2008 (a)	4,085,000	4,193,293
6.1%, 8/15/2008 (a)	4,580,000	4,680,760

6.1%, 8/15/2009 (a)	2,000,000	2,087,100
Series B, ETM, 6.25%, 1/1/2022 (a)	4,615,000	5,217,627
Series C, 6.25%, 1/1/2022 (a)	8,060,000	9,241,435
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,380,252
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,596,676
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,832,188
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,079,976
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,330,480
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	17,836,134
6.875%, 4/15/2030	14,000,000	14,992,180

		74,160,891

Total Municipal Bonds and Notes (Cost $3,183,032,525)		3,408,033,383
Municipal Inverse Floating Rate Notes 20.1%
California 2.6%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,700,000	11,004,094
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 7.49%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (d)	17,000,000	18,148,180
Trust: California, General Obligation, Economic Recovery, Series R-278, 144A, 5.795%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a) (d)	11,955,000	12,874,878
Trust: California, General Obligation, Economic Recovery, Series 926, 144A, 6.092%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (d)	11,250,000	12,189,375
Trust: California, State Department Water Resource, Power Supply Revenue, Series 309, 144A, 6.515%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 3/1/2027 (d)	10,000,000	10,162,700
Trust: California, UBS Municipal (CRVS), Various States, Series 07-1031A, 144A, 8.24%, 6/1/2014, Leverage Factor at purchase date: 5 to1
California, State General Obligation, 5.0%, 3/1/2025 (d)	10,000,000	10,211,760
Trust: California, UBS Municipal (CRVS), Various States, Series 07-1031B, 144A, 8.24%, 6/1/2014, Leverage Factor at purchase date: 5 to1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2019 (a) (d)	10,000,000	10,803,350
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 1117, 144A, 6.22%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2020 (a) (d)	2,750,000	2,970,921
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 1117, 144A, 6.22%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 32G, 5.0%, 5/1/2026 (a) (d)	8,580,000	8,841,576
Trust: San Francisco, CA, City & County Airports Commission, International Airport, Revenue, Series 2054,144A, 9.391%, 5/1/2026, Leverage Factor at purchase date: 6 to 1

		97,206,834
Colorado 0.3%
Denver, CO, City & County, Airport Revenue, Series A, 6.0%, 11/15/2013 (a) (d)	10,000,000	10,580,300
Trust: Denver, CO, Airport Revenue, RITES-PA 762, 144A, AMT, 7.665%, 11/15/2013, Leverage Factor at purchase date: 2 to 1

Connecticut 0.7%
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2014 (a) (d)	16,780,000	17,778,829
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 6.51%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2015 (a) (d)	4,000,000	4,238,100
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 6.51%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series A, 5.375%, 10/1/2016 (a) (d)	2,100,000	2,235,797
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 6.51%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Revenue, Transportation Infrastructure, Series A, 5.375%, 10/1/2017 (a) (d)	1,660,000	1,767,344
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 6.51%, 10/1/2017, Leverage Factor at purchase date: 2 to 1

		26,020,070
District of Columbia 0.6%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (d)	5,500,000	6,299,122
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 16, 144A, 7.735%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2013 (a) (d)	2,420,000	2,699,982
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 13, 144A, 7.735%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2015 (a) (d)	7,135,000	8,111,658
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 15, 144A, 7.743%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (d)	3,945,000	4,442,449
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 14, 144A, 7.75%, 10/1/2012, Leverage Factor at purchase date: 2 to 1

		21,553,211
Florida 0.4%
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2013 (a) (d)	7,920,000	8,407,516
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 7.7%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2020 (a) (d)	2,820,000	2,988,791
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 7.7%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.125%, 10/1/2015 (a) (d)	3,000,000	3,194,790
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 7.95%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		14,591,097
Georgia 0.3%
Georgia, Municipal Electric Authority, Power Revenue, Series B, 6.375%, 1/1/2016 (a) (d)	9,200,000	10,717,218
Trust: Georgia, Municipal Electric Authority, Power Revenue, RITES-PA 786, 144A, 8.445%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Illinois 2.0%
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2025 (a) (d)	13,985,000	14,433,583
Trust: Chicago, IL, UBS Municipal (CRVS), Various States, Series 07-1027B, 144A, 7.461%, 1/1/2025, Leverage Factor at purchase date: 4 to 1
Cook County, IL, Capital Improvement, 6.5%, 11/15/2013 (a) (d)	21,220,000	24,268,678

Trust: Cook County, IL, County General Obligation, RITES-PA 591, 144A, 8.705%, 11/15/2013, Leverage Factor at purchase date: 2 to 1
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2023 (a) (d)	3,500,000	3,688,108
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2024 (a) (d)	2,500,000	2,634,363
Trust: Illinois, Municipal Electric Agency Power Supply, Series 2094, 144A, 8.67%, 2/1/2015, Leverage Factor at purchase date: 4 to 1
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a) (d)	25,800,000	31,154,403
Trust: Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, RITES-PA 584, 144A, 9.105%, 11/1/2021, Leverage Factor at purchase date: 2 to 1

		76,179,135
Massachusetts 1.6%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a) (d)	4,000,000	4,291,740
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (d)	2,750,000	2,950,571
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 6.995%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.75%, 10/1/2015 (d)	12,190,000	12,905,980
Trust: Massachusetts, State General Obligation, RITES-PA 793, 144A, 7.285%, 10/1/2008, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (d)	20,000,000	20,695,000
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 12.2%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (d)	20,000,000	20,695,000
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 12.2%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		61,538,291
Michigan 0.2%
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (d)	7,500,000	8,015,850
Trust: Michigan, Series 2081, 144A, 8.37%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New Jersey 3.3%
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2013 (a) (d)	9,000,000	9,838,350
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2014 (a) (d)	8,000,000	8,745,200
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2015 (a) (d)	5,500,000	6,012,325
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 1/1/2016 (a) (d)	7,370,000	8,056,516
Trust: New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 6.773%, 1/1/2013, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2016 (d)	4,000,000	4,534,580
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2017 (d)	4,000,000	4,534,580
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2018 (d)	3,000,000	3,400,935
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020 (d)	11,000,000	12,470,095
Trust: New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 7.235%, 6/15/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Corporate Certificates, Series B, 6.0%, 9/15/2015 (a) (d)	10,380,000	11,070,841
Trust: New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES-PA 785, 144A, 7.735%, 9/15/2015, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, Series C, 6.5%, 1/1/2016 (a) (d)	7,660,000	8,723,285
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 614, 144A, 8.715%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, Prerefunded, Series C, 6.5%, 1/1/2016 (a) (d)	42,340,000	48,217,215
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 613, 144A, 8.765%, 1/1/2011, Leverage Factor at purchase date: 2 to 1

		125,603,922

New York 1.1%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.75%, 1/1/2014 (a) (d)	4,010,000	4,368,534
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585A, AMT, 144A, 7.205%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.75%, 1/1/2015 (a) (d)	5,030,000	5,517,382
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585B, AMT, 144A, 7.205%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, AMT, 5.875%, 1/1/2016 (a) (d)	3,830,000	4,254,173
Trust: Monroe County, NY, Airport Revenue, RITES-PA 585C, AMT, 144A, 7.455%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (d)	15,000,000	16,142,625
Trust: New York, Municipal Securities Trust Certificates, 144A, 6.8%, 11/15/2017, Leverage Factor at purchase date: 2 to 1
New York & New Jersey, Port Authority, Series 120, 5.75%, 10/15/2014 (a) (d)	12,320,000	12,469,072
Trust: New York & New Jersey, Port Authority Revenue, Series II R-42, AMT, 144A, 7.22%, 10/15/2007, Leverage Factor at purchase date: 2 to 1

		42,751,786
Pennsylvania 1.9%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2011 (a) (d)	3,000,000	3,175,575
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567B, 144A, 7.175%, 7/1/2008, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2013 (a) (d)	6,320,000	6,833,468
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567C, 144A, 7.175%, 1/1/2010, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2014 (a) (d)	10,500,000	11,438,805
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567D, 144A, 7.175%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, 5.75%, 7/1/2017 (d)	25,000,000	27,880,375
Trust: Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 7.26%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Pennsylvania, State General Obligation, Series 2, 5.5%, 5/1/2019 (a) (d)	20,000,000	21,551,100
Trust: Pennsylvania, State General Obligation, RITES-PA 1035R, 144A, 9.259%, 5/1/2019, Leverage Factor at purchase date: 4 to 1

		70,879,323
Puerto Rico 1.8%
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (d)	7,440,000	8,304,751
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 944RA, 144A, 6.8%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (d)	22,650,000	25,282,609
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 943R, 144A, 6.8%, 7/1/2019, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2021 (a) (d)	6,000,000	6,734,490
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 994RC, 144A, 6.8%, 7/1/2021, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2013 (a) (d)	5,000,000	5,588,400
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620A, 144A, 7.785%, 7/1/2010, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028 (a) (d)	19,500,000	21,550,513

Trust: Puerto Rico, UBS Municipal (CRVS), Various States, Series 07-1036, 144A, 12.67%, 5/1/2024, Leverage Factor at purchase date: 6 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2016 (a) (d)	2,000,000	2,303,920
Trust: Puerto Rico Commonwealth, General Obligation, RITES-PA 620C, 144A, 7.785%, 1/1/2013, Leverage Factor at purchase date: 2 to 1

		69,764,683
Tennessee 0.5%
Knox County, TN, Health, Educational, & Housing Facilities, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a) (d)	17,880,000	19,204,550
Trust: Knox County, TN, Hospital & Healthcare Revenue, RITES-PA 750, 144A, 7.225%, 1/1/2012, Leverage Factor at purchase date: 2 to 1
Texas 2.8%
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2018 (a) (d)	7,830,000	8,256,265
Trust: Dallas County, TX, Utility & Reclamation District, RITES-A-PA 1136, 144A, 6.19%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2019 (a) (d)	8,220,000	8,667,496
Trust: Dallas County, TX, Utility & Reclamation District, RITES-B-PA 1136, 144A, 6.19%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Dallas, County TX, Utility & Reclamation District, 5.25%, 2/15/2020 (a) (d)	10,250,000	10,808,010
Trust: Dallas County, TX, Utility & Reclamation District, RITES-C-PA 1136, 144A, 6.19%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.5%, 11/1/2019 (a) (d)	15,750,000	16,561,912
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.5%, 11/1/2020 (a) (d)	20,000,000	21,031,000
Trust: Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 6.712%, 5/1/2011, Leverage Factor at purchase date: 2 to 1
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2027 (a) (d)	21,025,000	21,529,134
Trust: Houston, TX, UBS Municipal (CRVS), Various States, Series 07-1030, 144A, 9.041%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.148%***, 12/15/2026 (d)	21,300,000	20,046,069
Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES-PA 1439, 144A, 4.252%, 12/15/2026, Leverage Factor at purchase date: 2 to 1

		106,899,886

Total Municipal Inverse Floating Rate Notes (Cost $731,255,334)		761,506,156
Government & Agency Obligations 0.0%
US Treasury Bill, 4.7% ****, 10/18/2007 (c) (Cost $1,276,358)	1,284,000	1,277,871
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,915,564,217)	109.9	4,170,817,410
Other Assets and Liabilities, Net	(9.9)	(375,674,016)

Net Assets	100.0	3,795,143,394

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2007.

**		Partial paying interest security. The rate shown represents 65% of the original coupon rate.
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of August 31, 2007.

****		Annualized yield at time of purchase; not a coupon rate.
(a)		Bond is insured by one of these companies:

Insurance Coverage			As a % of Total Investment Portfolio
Ambac Financial Group, Inc.			12.0
Financial Guaranty Insurance Company			11.2
Financial Security Assurance Inc.			11.2
MBIA Corp.			30.1
XL Capital Assurance			0.2
(b)			Security incorporates a letter of credit from a major bank.
(c)			All or a portion of this security is held as collateral for open futures contracts.
(d)			Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At August 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/19/2007	1,406	151,215,507	153,935,031	(2,719,524)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007